Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders’ Equity (Deficiency) - USD ($) $ in Thousands		Seed Redeemable convertible preferred Shares	Series A Redeemable convertible preferred Shares	Series A-1 Redeemable convertible preferred Shares	Series B Redeemable convertible preferred Shares	Series B-1 Redeemable convertible preferred Shares	Series B-2 Redeemable convertible preferred Shares	Total	Ordinary shares		Additional paid-in-capital		Accumulated deficit	Total
Balance at Dec. 31, 2018	[1]	$ 650	$ 9,394	$ 2,500				$ 12,544		[2]	$ 407		$ (20,322)	$ (19,915)
Balance (in Shares) at Dec. 31, 2018	[1]	5,540,254	7,780,937	5,460,043					8,909,813
Issuance of redeemable convertible preferred shares					$ 30,982			30,982
Issuance of redeemable convertible preferred shares (in Shares)					10,468,517
Conversion of convertible loan						$ 10,447		10,447
Conversion of convertible loan (in Shares)						4,144,887
Share-based compensation											411			411
Warrants to service providers											58			58
Exercise of options										[2]		[2]			[2]
Exercise of options (in Shares)									136,461
Net loss													(25,607)	(25,607)
Balance at Dec. 31, 2019	[1]	$ 650	$ 9,394	$ 2,500	$ 30,982	$ 10,447		53,973		[2]	876		(45,929)	(45,053)
Balance (in Shares) at Dec. 31, 2019	[1]	5,540,254	7,780,937	5,460,043	10,468,517	4,144,887			9,046,274
Issuance of redeemable convertible preferred shares					$ 1,177			1,177
Issuance of redeemable convertible preferred shares (in Shares)					394,626
Exercise and conversion of warrants							$ 290	290
Exercise and conversion of warrants (in Shares)							71,977
Share-based compensation											439			439
Warrants to service providers											52			52
Exercise of options										[2]	30			30
Exercise of options (in Shares)									226,154
Net loss													(15,625)	(15,625)
Balance at Dec. 31, 2020	[1]	$ 650	$ 9,394	$ 2,500	$ 32,159	$ 10,447	$ 290	55,440		[2]	1,397		(61,554)	(60,157)
Balance (in Shares) at Dec. 31, 2020	[1]	5,540,254	7,780,937	5,460,043	10,863,143	4,144,887	71,977		9,272,428
Exercise of warrants							$ 8,027	8,027
Exercise of warrants (in Shares)							1,194,886
Conversion of preferred shares into ordinary shares		$ (650)	$ (9,394)	$ (2,500)	$ (32,159)	$ (10,447)	$ (8,317)	(63,467)		[2]	63,467			63,467
Conversion of preferred shares into ordinary shares (in Shares)		(5,540,254)	(7,780,937)	(5,460,043)	(10,863,143)	(4,144,887)	(1,266,863)		35,056,127
Conversion of convertible loan to ordinary shares										[2]	30,844			30,844
Conversion of convertible loan to ordinary shares (in Shares)									3,205,020
Issuance of ordinary shares, net of issuance costs										[2]	91,990			91,990
Issuance of ordinary shares, net of issuance costs (in Shares)									13,866,887
Exercise of warrants										[2]	9,222			9,222
Exercise of warrants (in Shares)									872,614
Share-based compensation											2,211			2,211
Warrants to service providers											115			115
Exercise of options										[2]	223			223
Exercise of options (in Shares)									743,780
Net loss													(58,092)	(58,092)
Balance at Dec. 31, 2021	[1]									[2]	$ 199,469		$ (119,646)	$ 79,823
Balance (in Shares) at Dec. 31, 2021	[1]								63,016,856

[1]	Prior period share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 NIS to 0.000216 effected on October 7, 2021. See also Note 12, Share Capital, for details.
[2]	Represents less than $1.